other income (Tables)	12 Months Ended
Dec. 31, 2024
other income
Schedule of other income

Years ended December 31 (millions)	Note	2024	2023
Government assistance		$5	$13
Other sublease revenue	19	8	5
Gain on contributions of real estate to joint ventures	21(a)	110	35
Investment income (loss), gain (loss) on disposal of assets and other [1]		24	(16)
Interest income	21(a)	6	6
Changes in provisions related to business combinations	25	94	68
		$247	$111

1

For the year ended December 31, 2024, includes a $30 gain arising from the cessation of leases with the TELUS Sky real estate joint venture upon the acquisition of the commercial parcel of the TELUS Sky project (see Note 30(c)). Such gain excludes the real estate joint ventures’ comprehensive income (loss) attributable to us (see Note 21 (a)).